Operating Costs and Expenses - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Accrued Employee Compensation	$ 338,356	$ 199,027	$ 371,912
Accrued Directors remuneration	$ 16,918	$ 9,951	$ 18,596
Defined benefit pension plan [Member]
Disclosure of defined benefit plans [line items]
Employees' compensation distribution rate	10.00%
Director remuneration rate no more than	0.50%